Related parties - Key management personnel compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	$ 13	$ 15	$ 17
Long-term employee benefits	3	3	4
Total compensation expense to key management personnel	$ 16	$ 18	$ 21